Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) (Parentheticals) - $ / shares	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Earnings per ordinary share - diluted	$ (3.59)	$ (0.20)
Weighted average shares - diluted	3,645,974	3,625,000